Shareholders' Equity (Details) - Schedule of stock options activity - Stock Option [Member]	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Shareholders' Equity (Details) - Schedule of stock options activity [Line Items]
Stock Option Shares, Outstanding, beginning | shares	3,500,000
Weighted Average Exercise Price, Outstanding, beginning | $ / shares	$ 0.16
Weighted Average Remaining Contractual Term, Outstanding, beginning	8 years 9 months 18 days
Aggregate Intrinsic Value, Outstanding, beginning | $	$ 581,591
Stock Option Shares, Granted and vested | shares	5,000,000
Weighted Average Exercise Price, Granted and vested | $ / shares	$ 0.2
Weighted Average Remaining Contractual Term, Granted and vested	9 years 6 months
Aggregate Intrinsic Value, Granted and vested | $	$ 987,517
Stock Option Shares, Forfeited | shares
Weighted Average Exercise Price, Forfeited | $ / shares
Weighted Average Remaining Contractual Term, Forfeited
Aggregate Intrinsic Value, Forfeited | $
Stock Option Shares, Outstanding, ending | shares	8,500,000
Weighted Average Exercise Price, Outstanding, ending | $ / shares	$ 0.18
Weighted Average Remaining Contractual Term, Outstanding, ending	9 years 2 months 12 days
Aggregate Intrinsic Value, Outstanding, ending | $	$ 1,579,108